CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Operating Activities
Net Loss	$ (20,636)	$ (34,339)
Items not affecting cash
Amortization of property and equipment	2,320	4,648
Amortization of intangible assets	1,188	1,900
Accretion expense	168	222
Bad debt expense	160	541
Interest expense	28	719
Gain on change in estimate	(67)	(2,759)
Gain on contract amendment	(530)	(5,702)
Fair value adjustment - warrant liability	(2,007)	(3,235)
Stock-based compensation	1,270	1,278
Unrealized foreign exchange loss	913	294
Future income tax expense (recovery)		398
Inventory impairment	2,771	1,078
Net cash used in operating activities Before adjusting non-cash working capital items	(14,422)	(34,957)
Changes in non-cash working capital items	(17,215)	11,055
Net Cash Used in Operating Activities	(31,637)	(23,902)
Investing Activities
Acquisition of property and equipment	(3,474)	(1,000)
Acquisition of intangible assets	(347)	(764)
Net Cash Used in Investing Activities	(3,821)	(1,764)
Financing Activities
Contribution by non-controlling interest in DW-HFCL	164
Capital lease obligation	(739)	(1,436)
Debt facility	17,400
Warrant liability	2,551	6,425
Deferred financing cost		(60)
Issuance of common shares net of issuance costs	21,695	17,127
Net Cash Provided by (Used in) Financing Activities	41,071	22,056
Effect of foreign exchange on cash and cash equivalents	(913)	(357)
Net decrease in cash and cash equivalents	4,700	(3,967)
Cash and cash equivalents at beginning of period	18,992	22,959
Cash and cash equivalents at end of period	23,692	18,992
Cash paid during the period for interest	1,190	1,030
Cash paid during the period for taxes	$ 802	$ 10